Cost of Sales - Disclosure of cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Production costs	R 34,866	R 33,099	R 29,774
Amortisation and depreciation of mining assets	3,355	3,622	3,777
Amortisation and depreciation of assets other than mining assets	99	61	98
Rehabilitation expenditure	32	136	135
Care and maintenance costs of restructured shafts	227	273	144
Employment termination and restructuring costs	597	218	332
Share-based payments	51	143	114
Impairment of assets	0	4,433	1,124
Toll treatment costs	323	0	0
Other Cost of Sales Increase/(decrease)	(15)	(58)	(9)
Total cost of sales	R 39,535	R 41,927	R 35,489